Post-Employment Benefits	12 Months Ended
Dec. 31, 2022
Post-Employment Benefits
Post-Employment Benefits

25.Post-Employment Benefits

Defined contribution plans

The Group participates in defined contribution plans in the UK and Germany that are funded through payments by employees and by the Group to funds administered by third parties.

The Group’s expenses for these plans were €635 thousand (2021: €465 thousand). No assets or liabilities are recognized in the Group’s balance sheet in respect of such plans, apart from regular prepayments and accruals of the contributions withheld from employees’ wages and salaries and of the Group’s contributions. Contributions totaling €1 thousand (2021: €28 thousand) were payable to the fund at the reporting date and are included in creditors.

Defined benefit plans

Corporate post-retirement benefits are provided by the Group to employees in Switzerland in accordance with local law through defined benefit plans. Current pension arrangements for employees in Switzerland are made through plans governed by the Swiss Federal Occupational Old Age, Survivors and Disability Pension Act (‘BVG’). The Group’s pension plans are administered by separate legal foundations, which are funded by regular employee and company contributions. The final benefit is contribution based with certain guarantees regarding the benefits provided. Due to these guarantees, such Swiss pension plans are treated as defined benefit plans. In case the pension foundation becomes underfunded, the employer together with the employees can be obliged to refinance a plan until the funding level has reached 100% again. Such measures might include increasing employee and company contributions, lowering the interest rate on retirement account balances, reducing prospective benefits and a suspension of the early withdrawal facility. The Group in Switzerland is currently affiliated to a fully reinsured collective pension foundation which cannot become underfunded as all risks are reinsured with a life insurance company. However, the Group is exposed to certain refinancing risk in the future as the current affiliation contract can be cancelled or amended by both contractual parties.

The present value of the defined benefit obligations and the fair value of the plan assets is as follows:

In € thousand	12/31/2022	12/31/2021
Present value of funded obligations	487	155
Fair value of plan assets	(411)	(71)
Net defined benefit liability	76	84

Reconciliation of the net defined benefit liability:

In € thousand	2022	2021
Net defined liability at January 1	84	193
Defined benefit cost recognized in consolidated statement of operations	101	117
Defined benefit cost recognized in other comprehensive income	(28)	(162)
Employer contributions	(85)	(74)
Currency effects	4	10
Net defined liability at December 31	76	84

Reconciliation of the amount recognized in the consolidated statement of financial position:

In € thousand	2022	2021
Employee benefit obligations as of January 1	155	433
Actuarial adjustments	(14)	(233)
thereof: experience adjustments	94	(202)
thereof: demographic adjustments	—	(25)
thereof: adjustments for financial assumptions	(108)	(6)
Current service cost	95	112
Past service credit	—	(1)
Interest expense	1	1
Currency effects	14	19
Employee contributions	85	74
Benefits recovered / (paid)	151	(250)
Employee benefit obligations as of December 31	487	155

Reconciliation of the plan assets:

In € thousand	2022	2021
Fair value of plan assets as of January 1	71	240
Employer contributions	85	74
Employee contributions	85	74
Benefits recovered / (paid)	151	(250)
Administration expenses	(6)	(5)
Return on asset excl. interest income	14	(71)
Interest income	1	0
Currency effects	10	9
Fair value of plan assets as of December 31	411	71

The plan assets are primarily comprised of retirement savings accounts of participants. These retirement savings are 100% funded with qualifying insurance policies as the foundation has reinsured all of its liabilities with a life insurer.

The expense / (income) recognized in the consolidated statements of operations and other comprehensive income is made up as follows:

In € thousand	2022	2021
Actuarial losses (+) / gains (-) deriving from experience adjustments	94	(202)
Actuarial gains (-) / losses (+) deriving from changes in demographical assumptions	—	(25)
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	(108)	(6)
Return on plan assets etc., interest (expense) / income	(14)	71
Included in other comprehensive income	(28)	(162)
Current service cost	95	112
Past service (credit) / cost	—	(1)
Interest income	(1)	0
Administrative expenses (effective)	6	5
Interest expense	1	1
Included in the consolidated statements of operations	101	117
Total expense / (income) included in the consolidated statements of operations and other comprehensive income	73	(45)

The current service cost is included as part of personnel costs within the respective functional area; interest cost relating to the obligation is a component of the result from financing activities.

For the years ended December 31, 2023 and 2024, the Group expects to make future payment contributions of €84 thousand (2021: €56 thousand for years ended December 31, 2022 and 2023).

The following were the principal actuarial assumptions as of:

	12/31/2022	12/31/2021
Future salary increases	3.00%	1.00%
Inflation rate	1.60%	0.60%
Future pension increases	0.00%	0.00%
Discount rate	2.20%	0.35%

Sensitivity Analysis

The main actuarial assumptions that are used to calculate the provisions for post-employment benefits are the discount rate and the trend for future increases in post-employment benefit obligations. A reasonably possible increase, or respectively decrease, in the significant actuarial assumptions would have had the following impact on the present value of the post-employment benefit obligations as of the respective reporting dates:

	2022	2021	2022	2021
Discount rate	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	472	149	503	163
Salary increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	490	156	480	155
Pension increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	495	159	n/a	n/a

Duration

The average duration of the obligations is 15 years (December 31, 2021: 18 years).

Expected Benefit Payments

(in € thousand)	December 31, 2022
Financial years	2023	2024-2027	2028-2032
Expected benefit payments	29	161	280
Total expected benefit payments	29	161	280

(in € thousand)	December 31, 2021
Financial years	2022	2023-2026	2027-2031
Expected benefit payments	18	95	147
Total expected benefit payments	18	95	147